ACQUISITIONS AND DISPOSITIONS - Schedule of Final Purchase Price Allocation (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase price:
Cash		$ 0	$ 0	$ 644
Tupper Main and Tupper West
Fair value of net assets acquired:
Property, plant and equipment	$ 288
Intangible assets	251
Fair value of net assets acquired	539
Purchase price:
Cash	$ 539